Distribution Date:	09/17/25	Wells Fargo Commercial Mortgage Trust 2015-C27
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22-23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989DAS8	1.730000%	50,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989DAT6	3.005000%	7,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989DAU3	3.362000%	36,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989DAV1	3.190000%	240,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989DAW9	3.451000%	309,207,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989DAX7	3.278000%	89,627,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989DAY5	3.836000%	79,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.38%
B	94989DBB4	4.139000%	45,842,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.00%
C	94989DBC2	3.894000%	68,109,000.00	67,512,379.39	12,726.23	219,077.67	0.00	0.00	231,803.90	67,499,653.16	62.48%	11.50%
D	94989DAG4	3.768000%	44,533,000.00	44,533,000.00	0.00	139,833.62	0.00	0.00	139,833.62	44,533,000.00	37.73%	7.25%
E	94989DAJ8	2.869000%	26,196,000.00	26,196,000.00	0.00	7,681.48	0.00	0.00	7,681.48	26,196,000.00	23.16%	4.75%
F	94989DAL3	2.869000%	17,027,000.00	17,027,000.00	0.00	0.00	0.00	0.00	0.00	17,027,000.00	13.70%	3.13%
G	94989DAN9	2.869000%	32,745,035.00	24,792,602.45	0.00	0.00	0.00	146,599.85	0.00	24,646,002.60	0.00%	0.00%
R	94989DAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,047,828,036.00	180,060,981.84	12,726.23	366,592.77	0.00	146,599.85	379,319.00	179,901,655.76

X-A	94989DAZ2	4.274032%	813,376,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989DBA6	0.430111%	158,484,000.00	112,045,379.39	0.00	40,159.98	0.00	0.00	40,159.98	112,032,653.16
X-E	94989DAA7	1.405032%	26,196,000.00	26,196,000.00	0.00	30,671.85	0.00	0.00	30,671.85	26,196,000.00
X-F	94989DAC3	1.405032%	17,027,000.00	17,027,000.00	0.00	19,936.23	0.00	0.00	19,936.23	17,027,000.00
X-G	94989DAE9	1.405032%	32,745,035.00	24,792,602.45	0.00	29,028.67	0.00	0.00	29,028.67	24,646,002.60
Notional SubTotal			1,047,828,035.00	180,060,981.84	0.00	119,796.73	0.00	0.00	119,796.73	179,901,655.76

Deal Distribution Total					12,726.23	486,389.50	0.00	146,599.85	499,115.73

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989DAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989DAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989DAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989DAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989DAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989DAY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989DBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989DBC2	991.24020893	0.18685093	3.21657446	0.00000000	0.00000000	0.00000000	0.00000000	3.40342539	991.05335800
D	94989DAG4	1,000.00000000	0.00000000	3.14000000	0.00000000	0.00000000	0.00000000	0.00000000	3.14000000	1,000.00000000
E	94989DAJ8	1,000.00000000	0.00000000	0.29323103	2.09760231	3.88208009	0.00000000	0.00000000	0.29323103	1,000.00000000
F	94989DAL3	1,000.00000000	0.00000000	0.00000000	2.39083338	9.56333353	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989DAN9	757.14081387	0.00000000	0.00000000	1.81019748	91.15565612	0.00000000	4.47701003	0.00000000	752.66380384
R	94989DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989DAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989DBA6	706.98227827	0.00000000	0.25340085	0.00000000	0.00000000	0.00000000	0.00000000	0.25340085	706.90197850
X-E	94989DAA7	1,000.00000000	0.00000000	1.17086005	0.00000000	0.00000000	0.00000000	0.00000000	1.17086005	1,000.00000000
X-F	94989DAC3	1,000.00000000	0.00000000	1.17085981	0.00000000	0.00000000	0.00000000	0.00000000	1.17085981	1,000.00000000
X-G	94989DAE9	757.14081387	0.00000000	0.88650600	0.00000000	0.00000000	0.00000000	0.00000000	0.88650600	752.66380384

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	08/01/25 - 08/30/25	30	0.00	40,159.98	0.00	40,159.98	0.00	0.00	0.00	40,159.98	0.00
X-E	08/01/25 - 08/30/25	30	0.00	30,671.85	0.00	30,671.85	0.00	0.00	0.00	30,671.85	0.00
X-F	08/01/25 - 08/30/25	30	0.00	19,936.23	0.00	19,936.23	0.00	0.00	0.00	19,936.23	0.00
X-G	08/01/25 - 08/30/25	30	0.00	29,028.67	0.00	29,028.67	0.00	0.00	0.00	29,028.67	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	08/01/25 - 08/30/25	30	0.00	219,077.67	0.00	219,077.67	0.00	0.00	0.00	219,077.67	0.00
D	08/01/25 - 08/30/25	30	0.00	139,833.62	0.00	139,833.62	0.00	0.00	0.00	139,833.62	0.00
E	08/01/25 - 08/30/25	30	46,746.18	62,630.27	0.00	62,630.27	54,948.79	0.00	0.00	7,681.48	101,694.97
F	08/01/25 - 08/30/25	30	122,126.16	40,708.72	0.00	40,708.72	40,708.72	0.00	0.00	0.00	162,834.88
G	08/01/25 - 08/30/25	30	2,925,620.17	59,274.98	0.00	59,274.98	59,274.98	0.00	0.00	0.00	2,984,895.15
Totals			3,094,492.51	641,321.99	0.00	641,321.99	154,932.49	0.00	0.00	486,389.50	3,249,425.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989DAY5	N/A	79,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989DBB4	N/A	45,842,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989DBC2	3.894000%	68,109,000.00	67,512,379.39	12,726.23	219,077.67	0.00	0.00	231,803.90	67,499,653.16
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,848,000.03	67,512,379.39	12,726.23	219,077.67	0.00	0.00	231,803.90	67,499,653.16

Exchangeable Certificate Details
PEX	94989DBD0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989DBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	499,115.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	645,290.79	Master Servicing Fee	2,677.00
Interest Reductions due to Nonrecoverability Determination	(79,758.83)	Certificate Administrator Fee	456.73
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	77.53
ARD Interest	0.00	Trust Advisor Fee	153.67
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	565,531.96	Total Fees	3,574.92

Principal		Expenses/Reimbursements
Scheduled Principal	159,326.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	45,515.62
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,051.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	146,599.85
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	159,326.08	Total Expenses/Reimbursements	222,167.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	486,389.50
Excess Liquidation Proceeds	0.00	Principal Distribution	12,726.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	499,115.73
Total Funds Collected	724,858.04	Total Funds Distributed	724,858.03

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	180,060,981.84	180,060,981.84	Beginning Certificate Balance	180,060,981.84
(-) Scheduled Principal Collections	159,326.08	159,326.08	(-) Principal Distributions	12,726.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	146,599.85
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	146,599.85
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	179,901,655.76	179,901,655.76	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	181,619,290.31	181,619,290.31	Ending Certificate Balance	179,901,655.76
Ending Actual Collateral Balance	181,587,064.07	181,587,064.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,480,610.11	0.00	UC / (OC) Change	0.00
Current Period Advances	146,599.85	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,627,209.96	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	5	98,066,126.19	54.51%	(7)	4.2472	0.053584
2,000,001 to 3,000,000	1	2,670,367.09	1.48%	(7)	4.6000	(0.138300)	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,777,389.80	2.10%	(6)	4.7500	1.979300	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 2.00	2	19,335,529.57	10.75%	(8)	4.7259	1.956851
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	1	62,500,000.00	34.74%	(6)	3.8525	3.933800
15,000,001 to 20,000,000	3	48,407,116.00	26.91%	(8)	4.4461	0.969747	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
20,000,001 to 30,000,000	1	22,869,915.26	12.71%	(7)	4.0500	(0.959900)
30,000,001 to 50,000,000	1	39,676,867.61	22.05%	(6)	4.2800	0.277100
50,000,001 or greater	1	62,500,000.00	34.74%	(6)	3.8525	3.933800
Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	62,500,000.00	34.74%	(6)	3.8525	3.933800
							Industrial	2	4,188,729.93	2.33%	(9)	4.7200	1.951400
Florida	1	11,369,409.83	6.32%	(9)	4.7200	1.951400
							Lodging	1	17,037,932.05	9.47%	(9)	4.3500	0.514100
Maryland	1	22,869,915.26	12.71%	(7)	4.0500	(0.959900)
							Mixed Use	1	11,369,409.83	6.32%	(9)	4.7200	1.951400
Michigan	1	2,670,367.09	1.48%	(7)	4.6000	(0.138300)
							Office	3	78,357,827.05	43.56%	(6)	4.2129	(0.040010)
New York	2	4,188,729.93	2.33%	(9)	4.7200	1.951400
							Retail	3	68,947,756.89	38.33%	(6)	3.9306	3.669007
North Carolina	1	17,037,932.05	9.47%	(9)	4.3500	0.514100
							Totals	10	179,901,655.76	100.00%	(7)	4.1615	1.606178
Ohio	2	55,487,911.79	30.84%	(6)	4.2800	0.339133

Virginia	1	3,777,389.80	2.10%	(6)	4.7500	1.979300

Totals	10	179,901,655.76	100.00%	(7)	4.1615	1.606178

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	62,500,000.00	34.74%	(6)	3.8525	3.933800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	22,869,915.26	12.71%	(7)	4.0500	(0.959900)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	72,525,843.84	40.31%	(7)	4.2964	0.380236	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	22,005,896.66	12.23%	(8)	4.7106	1.702609	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	179,901,655.76	100.00%	(7)	4.1615	1.606178	Interest Only	1	62,500,000.00	34.74%	(6)	3.8525	3.933800
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	7	117,401,655.76	65.26%	(7)	4.3261	0.367044
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	113,624,265.96	63.16%	(7)	4.3120	0.313445			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	66,277,389.80	36.84%	(6)	3.9037	3.822406
	Totals	8	179,901,655.76	100.00%	(7)	4.1615	1.606178
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303420001	RT	Palm Desert	CA	Actual/360	3.853%	207,339.41	0.00	0.00	N/A	03/01/25	--	62,500,000.00	62,500,000.00	07/01/25
3	303420003	OF	Cincinnati	OH	Actual/360	4.280%	146,530.45	81,167.90	0.00	N/A	03/01/25	--	39,758,035.51	39,676,867.61	04/01/25
9	310927734	OF	Baltimore	MD	Actual/360	4.050%	0.00	0.00	0.00	N/A	02/11/25	--	22,869,915.26	22,869,915.26	10/11/23
14	790927206	LO	Charlotte	NC	Actual/360	4.350%	63,821.25	0.00	0.00	N/A	12/11/24	12/11/26	17,037,932.05	17,037,932.05	09/11/25
17	303420017	OF	Cincinnati	OH	Actual/360	4.280%	58,391.69	32,345.02	0.00	N/A	03/01/25	--	15,843,389.20	15,811,044.18	08/01/25
19	300571207	Various Various		Various	Actual/360	4.720%	63,358.00	30,213.31	0.00	N/A	12/06/24	--	15,588,353.08	15,558,139.77	02/06/25
62	303420062	RT	Chesapeake	VA	Actual/360	4.750%	15,487.51	9,029.91	0.00	N/A	03/01/25	--	3,786,419.71	3,777,389.80	02/01/25
74	303420074	RT	Adrian	MI	Actual/360	4.600%	10,603.65	6,569.94	0.00	N/A	02/01/25	--	2,676,937.03	2,670,367.09	04/01/25
Totals							565,531.96	159,326.08	0.00				180,060,981.84	179,901,655.76
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,398,595.00	0.00	--	--	04/11/25	31,394,927.45	0.00	206,273.79	413,064.24	0.00	0.00
3	2,493,460.63	341,095.78	01/01/25	03/31/25	09/11/25	12,407,711.33	45,515.62	181,273.76	1,089,582.78	0.00	0.00
9	(1,319,549.04)	(109,552.62)	01/01/25	03/31/25	07/11/25	19,504,802.52	675,759.21	0.00	0.00	0.00	146,599.85
14	574,222.15	799,611.00	04/01/24	03/31/25	02/11/25	0.00	0.00	0.00	0.00	0.00	0.00
17	570,736.00	224,585.17	01/01/25	03/31/25	05/12/25	3,631,963.94	0.00	90,463.28	90,463.28	0.00	0.00
19	2,912,066.99	2,529,843.21	01/01/24	09/30/24	05/12/25	0.00	0.00	93,238.41	559,850.10	0.00	0.00
62	558,152.00	466,724.00	01/01/19	09/30/19	06/11/25	0.00	0.00	24,430.85	171,172.78	6,475.69	0.00
74	212,141.38	23,485.00	01/01/24	09/30/24	04/11/25	0.00	0.00	17,020.18	85,177.91	0.00	0.00
Totals	16,399,825.11	4,275,791.54				66,939,405.24	721,274.83	612,700.27	2,409,311.09	6,475.69	146,599.85

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	15,558,139.77	0	0.00	0	0.00	4.161542%	3.892064%	(7)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161756%	3.892283%	(6)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161969%	3.892501%	(5)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162194%	3.892731%	(4)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162404%	3.892947%	(3)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	17,037,932.05	1	896,732.26	0	0.00	4.162626%	3.893175%	(2)
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.189828%	3.943683%	(1)
02/18/25	0	0.00	1	62,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,091,295.23	4	37,076,326.22	4.257129%	4.086010%	0
01/17/25	2	88,394,762.14	0	0.00	1	22,927,992.79	0	0.00	0	0.00	0	0.00	0	0.00	6	49,165,575.98	4.246034%	4.120733%	1
12/17/24	0	0.00	0	0.00	1	22,985,868.47	0	0.00	0	0.00	0	0.00	0	0.00	4	33,488,454.61	4.250841%	4.140092%	2
11/18/24	1	17,971,866.40	0	0.00	1	23,046,126.69	0	0.00	0	0.00	0	0.00	0	0.00	5	32,106,519.85	4.287484%	4.182374%	3
10/18/24	1	16,652,889.85	0	0.00	1	23,103,591.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.285477%	4.222413%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303420001	07/01/25	1	5	206,273.79	413,064.24	0.00	62,500,000.00	08/24/20	1
3	303420003	04/01/25	4	5	181,273.76	1,089,582.78	140,353.51	40,089,180.64	07/03/23	2
9	310927734	10/11/23	22	5	0.00	0.00	163,823.12	23,793,274.53	03/14/22	98
17	303420017	08/01/25	0	5	90,463.28	90,463.28	35,067.91	15,843,389.20	07/03/23	2
19	300571207	02/06/25	6	5	93,238.41	559,850.10	0.00	15,777,308.35	02/14/25	11
62	303420062	02/01/25	6	5	24,430.85	171,172.78	7,525.69	3,842,336.86	03/20/25	11
74	303420074	04/01/25	4	5	17,020.18	85,177.91	11,020.06	2,703,642.43	01/22/25	11
Totals					612,700.27	2,409,311.09	357,790.29	164,549,132.01
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		162,863,724	0	162,863,724		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		17,037,932	17,037,932	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	179,901,656	32,848,976	62,500,000	0	84,552,680	0
Aug-25	180,060,982	17,037,932	78,343,389	0	84,679,661	0
Jul-25	180,219,706	17,037,932	0	78,375,615	84,806,159	0
Jun-25	180,387,330	17,037,932	0	0	163,349,398	0
May-25	180,544,822	19,734,765	0	0	160,810,057	0
Apr-25	180,711,258	79,537,932	0	0	101,173,326	0
Mar-25	197,498,381	0	0	0	197,498,381	0
Feb-25	283,405,054	157,948,354	0	62,500,000	62,956,701	0
Jan-25	444,647,212	299,618,328	88,394,762	0	56,634,122	0
Dec-24	523,715,161	454,356,545	0	0	69,358,616	0
Nov-24	625,737,478	584,719,485	17,971,866	0	23,046,127	0
Oct-24	670,461,767	630,705,286	16,652,890	0	23,103,592	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303420001	62,500,000.00	62,500,000.00	68,500,000.00	04/09/25	9,603,455.00	3.93380	12/31/19	03/01/25	I/O
3	303420003	39,676,867.61	40,089,180.64	31,600,000.00	08/14/25	189,344.03	0.27710	03/31/25	03/01/25	233
9	310927734	22,869,915.26	23,793,274.53	6,000,000.00	05/26/25	(1,590,132.04)	(0.95990)	12/31/24	02/11/25	232
14	790927206	17,037,932.05	17,037,932.06	21,500,000.00	01/22/25	590,829.00	0.51410	03/31/25	12/11/24	233
17	303420017	15,811,044.18	15,843,389.20	11,400,000.00	05/01/25	134,714.42	0.49480	03/31/25	03/01/25	233
19	300571207	15,558,139.77	15,777,308.35	18,100,000.00	04/03/25	2,373,809.71	1.95140	09/30/24	12/06/24	233
62	303420062	3,777,389.80	3,842,336.86	7,700,000.00	05/14/25	436,751.00	1.97930	09/30/19	03/01/25	233
74	303420074	2,670,367.09	2,703,642.43	2,050,000.00	03/15/25	(21,377.00)	(0.13830)	09/30/24	02/01/25	232
Totals		179,901,655.76	181,587,064.07	166,850,000.00		11,717,394.12

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	303420001	RT	CA	08/24/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

3	303420003	OF	OH	07/03/23	2

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Special servicer has filed a foreclosure complaint and a receiver order was entered on 6/30/2024. Lender's motion for summary judgment has been

	granted by t he court and lender is seeking the entry of a final judgment with the intent to foreclose.

9	310927734	OF	MD	03/14/22	98

Loan transferred to special servicing due to Imminent Monetary Default. Borrower has provided all required documentation to set up cash management. Reviewing options for Lender's approval of a major lease. Receiver is now in place and is stabilizin g the property, addressing deferred maintenance. Lender plans to sell the property through a Receiver's sale; broker has gathered initial indicative bids. Lender is finalizing sale of property at auction; court approval has been obtained.

	Looking for Buye r to close in next 30 days.

14	790927206	LO	NC	07/18/24	11

Transferred to Special Servicing at Borrower request due to the current lending environment for hotel properties, they are concerned about the ability to pay off the Lender when the Loan matures in December 2024. On Feb 28, 2025, a

Forbearance agre eme nt was closed extending the maturity two years. As of May 2025 the loan is performing under the forbearance agreement. Expect full payoff at the extended EOY 2026 maturity date. On Feb 28, 2025, a Forbearance

	agreement was closed extending the ma turity ent's terms.

17	303420017	OF	OH	07/03/23	2

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Borrower executed a purchase and sale agreement with the intent to sell the property to a third party and a discounted payoff agreement was executed, howeve r, the purchase agreement was terminated and lender filed a foreclosure complaint and receiver motion. On 2/3/2025, Colliers was appointed as receiver of the property and is currently managing and attempting to lease the property as of

	8/28/2025.

19	300571207	Various	Various	02/14/25	11

Loan transferred to SS on February 14, 2025. The loan matured on 12/6/2024 and Borrower accepted an option of a 60 day forbearance which completed on 2/6/2025. A forbearance agreement with the Borrower was executed on 7/17/2025 that provides for a forbearance period ending on 9/17/2025. The Borrower anticipates to payoff the Loan in full at that time. A forbearance agreement with the Borrower was executed on 7/17/2025 that provides for a forbearance period ending on

	9/17/2025.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
62	303420062	RT	VA	03/20/25	11
Working with Borrower and Borrower's Counsel in order to pay off the Loan.

74	303420074	RT	MI	01/22/25	11
Loan transferred to SS on January 22, 2025. The Loan matured 2/1/2025. Borrower has stated they intend to payoff the loan at the end of September.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	303420001	0.00	3.85250%	0.00	3.85250%	9	11/28/23	11/28/23	--
14	790927206	19,741,668.54	4.35000%	19,713,267.44 4.35000%		10	05/22/20	05/11/20	06/11/20
14	790927206	0.00	4.35000%	0.00	4.35000%	10	02/27/25	05/11/20	06/11/20
19	300571207	0.00	4.72000%	0.00	4.72000%	10	07/17/25	07/17/25	07/17/25
Totals		19,741,668.54		19,713,267.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	870926396	12/17/24	16,618,204.60	28,700,000.00	16,869,087.04	250,882.44	16,869,087.04	16,618,204.60	0.00	0.00	0.00	0.00	0.00%
49	300571241	02/16/24	4,817,145.53	5,000,000.00	3,939,180.45	1,363,476.02	3,939,180.45	2,575,704.43	2,241,441.10	0.00	767,250.00	1,474,191.10	25.86%
53	300571212	06/17/19	5,001,769.99	5,540,000.00	4,929,277.31	819,926.07	4,929,277.31	4,109,351.24	892,418.75	0.00	(28,624.79)	921,043.54	17.21%
78	303420078	08/17/21	2,726,686.25	2,450,000.00	2,308,620.57	2,308,620.57	2,308,620.57	0.00	2,726,686.25	0.00	141,094.53	2,585,591.72	86.18%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			29,163,806.37	41,690,000.00	28,046,165.37	4,742,905.10	28,046,165.37	23,303,260.27	5,860,546.10	0.00	879,719.74	4,980,826.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	0.00	0.00	40,073.45	0.00	(40,073.45)	0.00	0.00	(40,073.45)
16	870926396	12/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	300571241	07/17/24	0.00	0.00	1,474,191.10	0.00	0.00	(767,250.00)	0.00	0.00	1,474,191.10
		02/16/24	0.00	0.00	2,241,441.10	0.00	0.00	2,241,441.10	0.00	0.00
53	300571212	10/18/24	0.00	0.00	921,043.54	0.00	0.00	(28,809.38)	0.00	0.00	921,043.54
		10/18/21	0.00	0.00	949,852.92	0.00	0.00	385.45	0.00	0.00
		08/17/20	0.00	0.00	949,467.47	0.00	0.00	138,376.09	0.00	0.00
		05/15/20	0.00	0.00	811,091.38	0.00	0.00	(20,592.78)	0.00	0.00
		10/18/19	0.00	0.00	831,684.16	0.00	0.00	(60,734.59)	0.00	0.00
		06/17/19	0.00	0.00	892,418.75	0.00	0.00	892,418.75	0.00	0.00
78	303420078	12/17/24	0.00	0.00	2,585,591.72	0.00	0.00	(310.00)	0.00	0.00	2,418,588.98
		05/17/23	0.00	0.00	2,585,901.72	0.00	0.00	(140,784.53)	0.00	0.00
		08/17/21	0.00	0.00	2,726,686.25	0.00	0.00	2,726,686.25	0.00	(167,002.74)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,980,826.36	40,073.45	0.00	4,940,752.91	0.00	(167,002.74)	4,773,750.17

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,454.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	8,559.02	0.00	0.00	45,515.62	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,923.38	0.00	0.00	0.00	0.00	79,758.83	0.00	0.00	0.00	0.00
14	0.00	0.00	(10,885.35)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,051.91	0.00	0.00	45,515.62	0.00	79,758.83	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		155,326.36

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28